Investments (Details) - Schedule of investment balances ¥ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Short-term investments
Private equity funds product-A			¥ 2,000
Private equity funds product-B			2,000
Total short-term investments			¥ 4,000